Taxes on Income (Tables)	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Schedule of Components of Loss Before Income Taxes
	Year ended December 31,
	2016	2015
	($ in thousands)
Loss before taxes on income:
InspireMD, Inc.	$(3,640)	$(6,131)
Subsidiaries	(4,820)	(9,450)
	$(8,460)	$(15,581)

Schedule of Changes in the Valuation Allowance
	Year ended December 31,
	2016	2015
	($ in thousands)
Balance at the beginning of the year	$28,970	$24,655
Changes during the year	712	4,315
Balance at the end of the year	$29,682	$28,970

Schedule of Open Tax Years by Major Jurisdiction
Jurisdiction	Years
U.S.	2013-2016
Israel	2013-2016
Germany	2011-2016
United Kingdom	2014-2015

Schedule of Deferred Income Tax

	December 31,
	2016	2015
	($ in thousands)

Short-term:
Allowance for doubtful accounts	$64	$74
Provision for vacation and recreation pay	34	105
	98	179
Long-term:
R&D expenses	459	1,326
Share-based compensation	4,027	3,737
Carry forward tax losses	25,053	23,674
Accrued severance pay, net	45	54
	29,584	28,791
Less-valuation allowance	(29,682)	(28,970)
	$-	$-